Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
January 31, 2021
(Unaudited)
Shares Value
EXCHANGE-TRADED FUNDS — 17.2%
UNITED STATES — 17.2%
166,272 Invesco Preferred ETF ........... $ 2,470,802
94,000 iShares iBoxx High Yield Corporate
Bond ETF ................ 8,175,180
860,857 iShares JP Morgan USD Emerging
Markets Bond ETF ......... 98,008,569
5,140,653 iShares Preferred & Income Securities
ETF .................... 194,573,716
1,277,805 SPDR Bloomberg Barclays Convertible
Securities ETF ............. 108,089,525
Total Exchange-Traded Funds
(Cost $390,887,977)
411,317,792
Principal
Amount
BANK LOANS — 0.1%
UNITED STATES — 0.1%
$ 3,027,273 Caliber Home Loans, Inc.,
(LIBOR + 3.250%),
3.15%,
04/24/21
(a) .......... 3,015,164
Total Bank Loans
(Cost $3,021,643)
3,015,164
CORPORATE BONDS — 8.6%
CANADA — 0.5%
250,000 1011778 BC ULC/New Red Finance,
Inc.,
4.00%,
10/15/30
(b) .......... 249,063
925,000 Bombardier, Inc.,
6.00%,
10/15/22
(b) .......... 918,063
500,000 Bombardier, Inc.,
7.50%,
12/01/24
(b) .......... 481,250
250,000 Brookfield Residential Properties Inc/
Brookfield Residential US Corp.,
6.25%,
09/15/27
(b) .......... 263,750
350,000 Cenovus Energy, Inc.,
5.38%,
07/15/25
............ 395,105
500,000 Cenovus Energy, Inc.,
5.25%,
06/15/37
............ 560,979
275,000 Empire Communities Corp.,
7.00%,
12/15/25
(b) .......... 290,317
175,000 Fairstone Financial, Inc.,
7.88%,
07/15/24
(b) .......... 184,625
1,000,000 First Quantum Minerals Ltd.,
6.88%,
03/01/26
(b) .......... 1,041,250
250,000 Garda World Security Corp.,
4.63%,
02/15/27
(b) .......... 253,750
Principal
Amount Value
CANADA (continued)
$ 1,050,000 Garda World Security Corp.,
9.50%,
11/01/27
(b) .......... $ 1,152,375
250,000 GFL Environmental, Inc.,
3.75%,
08/01/25
(b) .......... 255,000
350,000 goeasy Ltd.,
5.38%,
12/01/24
(b) .......... 364,875
500,000 Hudbay Minerals, Inc.,
6.13%,
04/01/29
(b) .......... 530,000
350,000 MEG Energy Corp.,
7.00%,
03/31/24
(b) .......... 354,760
500,000 MEG Energy Corp.,
7.13%,
02/01/27
(b) .......... 516,250
350,000 MEG Energy Corp.,
5.88%,
02/01/29
(b) .......... 347,375
200,000 Mercer International, Inc.,
5.13%,
02/01/29
(b) .......... 203,186
500,000 NOVA Chemicals Corp.,
4.88%,
06/01/24
(b) .......... 512,500
500,000 NOVA Chemicals Corp.,
5.25%,
06/01/27
(b) .......... 521,250
500,000 Telesat Canada/Telesat LLC,
4.88%,
06/01/27
(b) .......... 519,950
650,000 Telesat Canada/Telesat LLC,
6.50%,
10/15/27
(b) .......... 688,402
10,604,075
CAYMAN ISLANDS — 0.2%
4,446,364 Ambac LSNI LLC,
(3 mo. LIBOR US + 5.000%),
6.00%,
02/12/23
(b)(c) ........ 4,463,038
FRANCE — 0.0%
500,000 Constellium SE,
5.75%,
05/15/24
(b) .......... 507,500
500,000 Constellium SE,
6.63%,
03/01/25
(b) .......... 508,348
1,015,848
IRELAND — 0.1%
1,250,000 Ardagh Packaging Finance PLC/
Ardagh Holdings USA, Inc.,
5.25%,
08/15/27
(b) .......... 1,299,062
600,000 Endo Dac/Endo Finance LLC/Endo
Finco, Inc.,
6.00%,
06/30/28
(b) .......... 508,500
250,000 LCPR Senior Secured Financing DAC,
6.75%,
10/15/27
(b) .......... 269,445
2,077,007

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
LUXEMBOURG — 0.2%
$ 1,650,000 Altice Financing SA,
5.00%,
01/15/28
(b) .......... $ 1,691,250
1,000,000 Altice France Holding SA,
6.00%,
02/15/28
(b) .......... 1,007,500
500,000 ARD Finance SA , PIK,
6.50%,
06/30/27
(b) .......... 522,500
400,000 Consolidated Energy Finance SA,
6.88%,
06/15/25
(b) .......... 407,000
500,000 Consolidated Energy Finance SA,
6.50%,
05/15/26
(b) .......... 502,500
750,000 Dana Financing Luxembourg Sarl,
5.75%,
04/15/25
(b) .......... 773,438
150,000 Dana Financing Luxembourg Sarl,
6.50%,
06/01/26
(b) .......... 155,625
500,000 Venator Finance Sarl/Venator Materials
LLC,
9.50%,
07/01/25
(b) .......... 547,500
5,607,313
NETHERLANDS — 0.2%
500,000 Alcoa Nederland Holding BV,
6.75%,
09/30/24
(b) .......... 518,750
1,000,000 Alcoa Nederland Holding BV,
5.50%,
12/15/27
(b) .......... 1,076,380
1,075,000 Teva Pharmaceutical Finance
Netherlands III BV,
3.15%,
10/01/26
............ 1,025,496
1,000,000 UPC Holding BV,
5.50%,
01/15/28
(b) .......... 1,045,000
3,665,626
UNITED KINGDOM — 0.0%
200,000 INEOS Quattro Finance 2 Plc,
3.38%,
01/15/26
(b) .......... 200,750
750,000 Jaguar Land Rover Automotive Plc,
7.75%,
10/15/25
(b) .......... 813,750
1,014,500
UNITED STATES — 7.4%
1,000,000 Abercrombie & Fitch Management
Co.,
8.75%,
07/15/25
(b) .......... 1,110,000
650,000 Acrisure LLC/Acrisure Finance, Inc.,
4.25%,
02/15/29
(b) .......... 650,000
1,000,000 Adient Global Holdings Ltd.,
4.88%,
08/15/26
(b) .......... 1,012,200
375,000 Advantage Sales & Marketing, Inc.,
6.50%,
11/15/28
(b) .......... 390,937
Principal
Amount Value
UNITED STATES (continued)
$ 500,000 Albertsons Cos Inc/Safeway Inc/New
Albertsons LP/Albertsons LLC,
5.88%,
02/15/28
(b) .......... $ 539,375
500,000 Allegheny Technologies, Inc.,
7.88%,
08/15/23
............ 549,100
750,000 Alliance Data Systems Corp.,
4.75%,
12/15/24
(b) .......... 761,250
750,000 Alliance Data Systems Corp.,
7.00%,
01/15/26
(b) .......... 795,000
381,965 Ambac Assurance Corp.,
5.10%,
06/07/69
(b) .......... 523,292
850,000 American Airlines Group, Inc.,
5.00%,
06/01/22
(b) .......... 803,250
500,000 American Airlines, Inc.,
11.75%,
07/15/25
(b) ......... 580,050
1,000,000 American Axle & Manufacturing, Inc.,
6.25%,
04/01/25
............ 1,030,000
525,000 American Axle & Manufacturing, Inc.,
6.25%,
03/15/26
............ 536,813
500,000 Antero Resources Corp.,
5.63%,
06/01/23
............ 490,000
225,000 Antero Resources Corp.,
8.38%,
07/15/26
(b) .......... 237,423
325,000 Antero Resources Corp.,
7.63%,
02/01/29
(b) .......... 332,313
1,000,000 Apache Corp.,
4.88%,
11/15/27
............ 1,027,500
500,000 Apache Corp.,
4.75%,
04/15/43
............ 475,000
775,000 Aramark Services, Inc.,
6.38%,
05/01/25
(b) .......... 824,600
975,000 Archrock Partners LP/Archrock
Partners Finance Corp.,
6.25%,
04/01/28
(b) .......... 995,729
1,625,000 Bausch Health Cos, Inc.,
6.13%,
04/15/25
(b) .......... 1,665,137
600,000 Bausch Health Cos, Inc.,
7.00%,
01/15/28
(b) .......... 649,320
500,000 Bausch Health Cos, Inc.,
5.00%,
01/30/28
(b) .......... 515,150
275,000 Bausch Health Cos, Inc.,
6.25%,
02/15/29
(b) .......... 295,969
400,000 Bausch Health Cos, Inc.,
5.25%,
01/30/30
(b) .......... 413,024
475,000 Bausch Health Cos, Inc.,
5.25%,
02/15/31
(b) .......... 489,378
500,000 BCD Acquisition, Inc.,
9.63%,
09/15/23
(b) .......... 512,290

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 825,000 Beacon Roofing Supply, Inc.,
4.88%,
11/01/25
(b) .......... $ 835,486
1,000,000 Berry Global, Inc.,
5.63%,
07/15/27
(b) .......... 1,063,750
750,000 Big River Steel LLC/BRS Finance
Corp.,
6.63%,
01/31/29
(b) .......... 809,306
250,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
7.63%,
12/15/25
(b) .......... 264,532
550,000 Blue Racer Midstream LLC/Blue Racer
Finance Corp.,
6.63%,
07/15/26
(b) .......... 550,000
1,000,000 Boeing Co. (The),
5.04%,
05/01/27
............ 1,164,079
1,050,000 Brink's Co. (The),
5.50%,
07/15/25
(b) .......... 1,115,625
700,000 Buckeye Partners LP,
3.95%,
12/01/26
............ 705,103
750,000 Burlington Coat Factory Warehouse
Corp.,
6.25%,
04/15/25
(b) .......... 802,500
325,000 Cablevision Lightpath LLC,
3.88%,
09/15/27
(b) .......... 326,657
700,000 Cablevision Lightpath LLC,
5.63%,
09/15/28
(b) .......... 717,500
826,000 Caesars Entertainment, Inc.,
8.13%,
07/01/27
(b) .......... 906,535
500,000 Caesars Resort Collection LLC/CRC
Finco, Inc.,
5.75%,
07/01/25
(b) .......... 524,772
500,000 Calpine Corp.,
4.63%,
02/01/29
(b) .......... 505,000
675,000 Calpine Corp.,
5.00%,
02/01/31
(b) .......... 693,562
1,350,000 Carnival Corp.,
10.50%,
02/01/26
(b) ......... 1,567,688
475,000 Carnival Corp.,
7.63%,
03/01/26
(b) .......... 502,312
750,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
5.75%,
02/15/26
(b) .......... 773,850
1,175,000 CCO Holdings LLC/CCO Holdings
Capital Corp.,
4.25%,
02/01/31
(b) .......... 1,207,313
2,000,000 Centene Corp.,
3.00%,
10/15/30
............ 2,091,900
250,000 Century Communities, Inc.,
6.75%,
06/01/27
............ 267,500
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 CenturyLink, Inc.,
5.63%,
04/01/25
............ $ 1,090,000
1,000,000 CenturyLink, Inc.,
5.13%,
12/15/26
(b) .......... 1,063,380
525,000 CenturyLink, Inc.,
4.50%,
01/15/29
(b) .......... 538,891
250,000 Chemours Co. (The),
7.00%,
05/15/25
............ 258,438
875,000 CHS/Community Health Systems,
Inc.,
6.00%,
01/15/29
(b) .......... 929,687
750,000 CITGO Petroleum Corp.,
6.25%,
08/15/22
(b) .......... 748,200
500,000 CITGO Petroleum Corp.,
7.00%,
06/15/25
(b) .......... 506,775
350,000 Clarios Global LP/Clarios US Finance
Co.,
8.50%,
05/15/27
(b) .......... 370,650
500,000 Clear Channel Worldwide Holdings,
Inc.,
9.25%,
02/15/24
............ 519,533
500,000 Cleveland-Cliffs, Inc.,
6.75%,
03/15/26
(b) .......... 538,020
500,000 Cleveland-Cliffs, Inc.,
5.88%,
06/01/27
............ 518,750
1,500,000 Colt Merger Sub, Inc.,
6.25%,
07/01/25
(b) .......... 1,587,045
234,000 CommScope Technologies LLC,
6.00%,
06/15/25
(b) .......... 238,680
500,000 CommScope, Inc.,
6.00%,
03/01/26
(b) .......... 529,375
250,000 Consolidated Communications, Inc.,
6.50%,
10/01/28
(b) .......... 271,958
675,000 Continental Resources, Inc.,
5.75%,
01/15/31
(b) .......... 730,552
500,000 Continental Resources, Inc.,
4.90%,
06/01/44
............ 483,125
500,000 Cornerstone Building Brands, Inc.,
6.13%,
01/15/29
(b) .......... 522,500
358,000 Covanta Holding Corp.,
5.88%,
07/01/25
............ 371,425
325,000 Covanta Holding Corp.,
5.00%,
09/01/30
............ 341,250
700,000 CrownRock LP/CrownRock Finance,
Inc.,
5.63%,
10/15/25
(b) .......... 698,250
1,250,000 CSC Holdings LLC,
7.50%,
04/01/28
(b) .......... 1,387,500

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 975,000 CSC Holdings LLC,
5.75%,
01/15/30
(b) .......... $ 1,050,562
1,050,000 CVR Partners LP/CVR Nitrogen
Finance Corp.,
9.25%,
06/15/23
(b) .......... 1,067,210
800,000 Dana, Inc.,
5.50%,
12/15/24
............ 815,500
500,000 DaVita, Inc.,
4.63%,
06/01/30
(b) .......... 525,600
750,000 DCP Midstream Operating LP,
5.13%,
05/15/29
............ 815,708
750,000 DCP Midstream Operating LP,
6.45%,
11/03/36
(b) .......... 834,375
1,000,000 Delta Air Lines Inc/SkyMiles IP Ltd.,
4.75%,
10/20/28
(b) .......... 1,106,354
250,000 Delta Air Lines, Inc.,
3.40%,
04/19/21
............ 251,063
1,600,000 Delta Air Lines, Inc.,
7.38%,
01/15/26
............ 1,837,140
1,250,000 Diamond Sports Group LLC/
Diamond Sports Finance Co.,
5.38%,
08/15/26
(b) .......... 1,009,375
1,000,000 DISH DBS Corp.,
5.00%,
03/15/23
............ 1,030,050
1,000,000 DISH DBS Corp.,
7.38%,
07/01/28
............ 1,041,250
550,000 Embarq Corp.,
8.00%,
06/01/36
............ 675,923
1,500,000 Energizer Holdings, Inc.,
4.38%,
03/31/29
(b) .......... 1,533,750
250,000 Enviva Partners LP/Enviva Partners
Finance Corp.,
6.50%,
01/15/26
(b) .......... 263,387
525,000 EPR Properties REIT,
5.25%,
07/15/23
............ 546,311
1,050,000 EQM Midstream Partners LP,
6.50%,
07/01/27
(b) .......... 1,134,105
175,000 EQM Midstream Partners LP,
4.50%,
01/15/29
(b) .......... 169,400
475,000 EQM Midstream Partners LP,
4.75%,
01/15/31
(b) .......... 458,556
425,000 EQM Midstream Partners LP,
6.50%,
07/15/48
............ 409,063
375,000 EQT Corp.,
5.00%,
01/15/29
............ 407,813
500,000 Ford Motor Co.,
8.50%,
04/21/23
............ 559,850
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Ford Motor Co.,
9.00%,
04/22/25
............ $ 1,216,180
425,000 Ford Motor Co.,
6.63%,
10/01/28
............ 493,531
500,000 Ford Motor Co.,
4.75%,
01/15/43
............ 504,652
2,100,000 Ford Motor Credit Co. LLC,
4.06%,
11/01/24
............ 2,195,088
1,000,000 Ford Motor Credit Co. LLC,
4.27%,
01/09/27
............ 1,053,750
500,000 Ford Motor Credit Co. LLC,
4.00%,
11/13/30
............ 511,565
250,000 Forterra Finance LLC/FRTA Finance
Corp.,
6.50%,
07/15/25
(b) .......... 266,250
1,000,000 FXI Holdings, Inc.,
7.88%,
11/01/24
(b) .......... 1,012,500
400,000 Gap, Inc. (The),
8.63%,
05/15/25
(b) .......... 447,676
400,000 Gap, Inc. (The),
8.88%,
05/15/27
(b) .......... 467,000
500,000 GCI LLC,
4.75%,
10/15/28
(b) .......... 521,095
350,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
8.00%,
01/15/27
............ 332,500
925,000 Genesis Energy LP/Genesis Energy
Finance Corp.,
7.75%,
02/01/28
............ 857,937
750,000 Gray Television, Inc.,
7.00%,
05/15/27
(b) .......... 819,713
1,500,000 Gray Television, Inc.,
4.75%,
10/15/30
(b) .......... 1,496,250
500,000 Greif, Inc.,
6.50%,
03/01/27
(b) .......... 533,125
250,000 Greystar Real Estate Partners LLC,
5.75%,
12/01/25
(b) .......... 257,500
750,000 Griffon Corp.,
5.75%,
03/01/28
............ 793,125
500,000 Hanesbrands, Inc.,
5.38%,
05/15/25
(b) .......... 531,875
925,000 Harvest Midstream I LP,
7.50%,
09/01/28
(b) .......... 971,481
250,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
6.00%,
04/15/25
(b) .......... 265,625

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 775,000 HAT Holdings I LLC/HAT Holdings
II LLC REIT,
3.75%,
09/15/30
(b) .......... $ 779,844
475,000 Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd.,
5.75%,
01/20/26
(b) .......... 492,516
1,400,000 Herbalife Nutrition Ltd/HLF
Financing, Inc.,
7.88%,
09/01/25
(b) .......... 1,526,000
1,000,000 Herc Holdings, Inc.,
5.50%,
07/15/27
(b) .......... 1,054,200
400,000 Hilcorp Energy I LP/Hilcorp Finance
Co.,
6.00%,
02/01/31
(b) .......... 406,000
500,000 Home Point Capital, Inc.,
5.00%,
02/01/26
(b) .......... 506,250
300,000 Howard Hughes Corp. (The),
5.38%,
08/01/28
(b) .......... 316,801
1,200,000 Hughes Satellite Systems Corp.,
6.63%,
08/01/26
............ 1,356,444
1,000,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
6.38%,
12/15/25
............ 1,033,990
650,000 Icahn Enterprises LP/Icahn Enterprises
Finance Corp.,
4.38%,
02/01/29
(b) .......... 646,750
350,000 iHeartCommunications, Inc.,
8.38%,
05/01/27
............ 373,317
500,000 Ingevity Corp.,
3.88%,
11/01/28
(b) .......... 501,305
975,000 IRB Holding Corp.,
7.00%,
06/15/25
(b) .......... 1,056,759
500,000 IRB Holding Corp.,
6.75%,
02/15/26
(b) .......... 516,250
500,000 J2 Global, Inc.,
4.63%,
10/15/30
(b) .......... 521,250
300,000 Koppers, Inc.,
6.00%,
02/15/25
(b) .......... 308,250
1,750,000 Kraft Heinz Foods Co.,
3.75%,
04/01/30
............ 1,876,328
500,000 Kraft Heinz Foods Co.,
4.38%,
06/01/46
............ 531,113
175,000 Kraton Polymers LLC/Kraton
Polymers Capital Corp.,
4.25%,
12/15/25
(b) .......... 175,875
1,000,000 L Brands, Inc.,
6.63%,
10/01/30
(b) .......... 1,124,995
725,000 LBM Acquisition LLC,
6.25%,
01/15/29
(b) .......... 733,845
Principal
Amount Value
UNITED STATES (continued)
$ 250,000 Legacy LifePoint Health LLC,
6.75%,
04/15/25
(b) .......... $ 266,875
250,000 Legacy LifePoint Health LLC,
4.38%,
02/15/27
(b) .......... 254,688
1,500,000 Logan Merger Sub, Inc.,
5.50%,
09/01/27
(b) .......... 1,569,375
450,000 Macy's Retail Holdings LLC,
2.88%,
02/15/23
............ 437,953
1,000,000 Macy's, Inc.,
8.38%,
06/15/25
(b) .......... 1,107,500
550,000 Manitowoc Co., Inc. (The),
9.00%,
04/01/26
(b) .......... 592,053
500,000 MasTec, Inc.,
4.50%,
08/15/28
(b) .......... 526,650
750,000 Matador Resources Co.,
5.88%,
09/15/26
............ 716,250
1,000,000 Mauser Packaging Solutions Holding
Co.,
7.25%,
04/15/25
(b) .......... 985,750
600,000 Meritor, Inc.,
6.25%,
06/01/25
(b) .......... 639,000
1,000,000 MGM Resorts International,
6.75%,
05/01/25
............ 1,070,625
750,000 Midcontinent Communications/
Midcontinent Finance Corp.,
5.38%,
08/15/27
(b) .......... 783,750
2,000,000 Mileage Plus Holdings LLC/Mileage
Plus Intellectual Property Assets
Ltd.,
6.50%,
06/20/27
(b) .......... 2,187,500
975,000 MPH Acquisition Holdings LLC,
5.75%,
11/01/28
(b) .......... 966,469
450,000 Murphy Oil Corp.,
6.38%,
12/01/42
............ 393,750
350,000 Nationstar Mortgage Holdings, Inc.,
5.50%,
08/15/28
(b) .......... 361,375
1,000,000 Navient Corp.,
6.50%,
06/15/22
............ 1,047,500
825,000 Neon Holdings, Inc.,
10.13%,
04/01/26
(b) ......... 901,313
1,000,000 Netflix, Inc.,
4.88%,
06/15/30
(b) .......... 1,208,715
725,000 Nexstar Broadcasting, Inc.,
5.63%,
07/15/27
(b) .......... 769,558
550,000 Nexstar Broadcasting, Inc.,
4.75%,
11/01/28
(b) .......... 566,500
1,825,000 Novelis Corp.,
5.88%,
09/30/26
(b) .......... 1,911,688

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 1,000,000 Novelis Corp.,
4.75%,
01/30/30
(b) .......... $ 1,051,725
975,000 NRG Energy, Inc.,
3.63%,
02/15/31
(b) .......... 1,015,219
150,000 Occidental Petroleum Corp.,
2.70%,
02/15/23
............ 148,189
250,000 Occidental Petroleum Corp.,
5.50%,
12/01/25
............ 261,250
400,000 Occidental Petroleum Corp.,
6.38%,
09/01/28
............ 435,000
175,000 Occidental Petroleum Corp.,
3.50%,
08/15/29
............ 162,377
1,225,000 Occidental Petroleum Corp.,
6.63%,
09/01/30
............ 1,375,063
1,000,000 Occidental Petroleum Corp.,
4.30%,
08/15/39
............ 875,000
500,000 Occidental Petroleum Corp.,
4.40%,
04/15/46
............ 439,500
500,000 OneMain Finance Corp.,
6.13%,
03/15/24
............ 546,400
1,000,000 OneMain Finance Corp.,
5.38%,
11/15/29
............ 1,100,000
500,000 Ortho-Clinical Diagnostics Inc/Ortho-
Clinical Diagnostics SA,
7.38%,
06/01/25
(b) .......... 535,000
250,000 Outfront Media Capital LLC/Outfront
Media Capital Corp.,
6.25%,
06/15/25
(b) .......... 264,688
1,000,000 Ovintiv Exploration, Inc.,
5.38%,
01/01/26
............ 1,091,950
300,000 Pattern Energy Operations LP/Pattern
Energy Operations, Inc.,
4.50%,
08/15/28
(b) .......... 317,280
500,000 PBF Holding Co. LLC/PBF Finance
Corp.,
6.00%,
02/15/28
............ 290,112
500,000 Performance Food Group, Inc.,
5.50%,
06/01/24
(b) .......... 503,150
250,000 PetSmart, Inc./PetSmart Finance
Corp.,
4.75%,
02/15/28
(b) .......... 250,000
525,000 PetSmart, Inc./PetSmart Finance
Corp.,
7.75%,
02/15/29
(b) .......... 525,000
1,000,000 Post Holdings, Inc.,
5.75%,
03/01/27
(b) .......... 1,048,750
1,525,000 Post Holdings, Inc.,
4.63%,
04/15/30
(b) .......... 1,588,257
Principal
Amount Value
UNITED STATES (continued)
$ 650,000 PowerTeam Services LLC,
9.03%,
12/04/25
(b) .......... $ 719,875
350,000 Prime Healthcare Services, Inc.,
7.25%,
11/01/25
(b) .......... 375,375
125,000 Providence Service Corp. (The),
5.88%,
11/15/25
(b) .......... 132,500
250,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
4.50%,
09/15/26
(b) .......... 254,468
700,000 Radiate Holdco LLC/Radiate Finance,
Inc.,
6.50%,
09/15/28
(b) .......... 736,750
500,000 Range Resources Corp.,
4.88%,
05/15/25
............ 489,341
475,000 Rayonier AM Products, Inc.,
7.63%,
01/15/26
(b) .......... 497,562
550,000 Realogy Group LLC/Realogy Co.-
Issuer Corp.,
5.75%,
01/15/29
(b) .......... 561,687
596,000 Rite Aid Corp.,
7.50%,
07/01/25
(b) .......... 627,290
675,000 Rockies Express Pipeline LLC,
4.95%,
07/15/29
(b) .......... 725,625
1,550,000 Rockies Express Pipeline LLC,
4.80%,
05/15/30
(b) .......... 1,627,500
1,000,000 Royal Caribbean Cruises Ltd.,
9.13%,
06/15/23
(b) .......... 1,082,500
275,000 RP Escrow Issuer LLC,
5.25%,
12/15/25
(b) .......... 285,312
975,000 Sabre GLBL, Inc.,
7.38%,
09/01/25
(b) .......... 1,050,563
500,000 Scientific Games International, Inc.,
5.00%,
10/15/25
(b) .......... 515,280
400,000 Scripps Escrow II Inc,
5.38%,
01/15/31
(b) .......... 404,000
375,000 Scripps Escrow II, Inc.,
3.88%,
01/15/29
(b) .......... 375,000
750,000 Select Medical Corp.,
6.25%,
08/15/26
(b) .......... 802,402
1,075,000 Service Properties Trust REIT,
4.65%,
03/15/24
............ 1,067,475
1,000,000 Service Properties Trust REIT,
4.35%,
10/01/24
............ 982,050
1,325,000 Service Properties Trust REIT,
5.50%,
12/15/27
............ 1,414,437
400,000 Shea Homes LP/Shea Homes Funding
Corp.,
4.75%,
02/15/28
(b) .......... 410,000

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 500,000 Simmons Foods, Inc.,
5.75%,
11/01/24
(b) .......... $ 513,125
250,000 Sinclair Television Group, Inc.,
5.50%,
03/01/30
(b) .......... 257,652
850,000 Southwestern Energy Co.,
6.45%,
01/23/25
............ 890,906
500,000 Spectrum Brands, Inc.,
5.50%,
07/15/30
(b) .......... 537,500
800,000 Spirit AeroSystems, Inc.,
7.50%,
04/15/25
(b) .......... 858,168
500,000 Springleaf Finance Corp.,
7.13%,
03/15/26
............ 585,000
1,500,000 Sprint Capital Corp.,
6.88%,
11/15/28
............ 1,929,649
1,325,000 SRM Escrow Issuer LLC,
6.00%,
11/01/28
(b) .......... 1,392,310
400,000 Starwood Property Trust, Inc. REIT,
5.50%,
11/01/23
(b) .......... 416,000
500,000 SunCoke Energy Partners LP/SunCoke
Energy Partners Finance Corp.,
7.50%,
06/15/25
(b) .......... 511,250
500,000 Sunoco LP/Sunoco Finance Corp.,
5.88%,
03/15/28
............ 530,000
900,000 Talen Energy Supply LLC,
6.50%,
06/01/25
............ 714,942
500,000 Talen Energy Supply LLC,
6.63%,
01/15/28
(b) .......... 520,000
475,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
7.50%,
10/01/25
(b) .......... 505,875
400,000 Tallgrass Energy Partners LP/Tallgrass
Energy Finance Corp.,
6.00%,
12/31/30
(b) .......... 401,000
500,000 Targa Resources Partners LP/Targa
Resources Partners Finance Corp.,
4.25%,
11/15/23
............ 502,447
1,000,000 TEGNA, Inc.,
4.63%,
03/15/28
(b) .......... 1,013,750
1,500,000 TEGNA, Inc.,
5.00%,
09/15/29
............ 1,560,915
225,000 Tenet Healthcare Corp.,
4.63%,
07/15/24
............ 229,207
500,000 Tenet Healthcare Corp.,
7.50%,
04/01/25
(b) .......... 540,232
750,000 Tenet Healthcare Corp.,
5.13%,
05/01/25
............ 759,855
500,000 Tenet Healthcare Corp.,
6.13%,
10/01/28
(b) .......... 523,750
Principal
Amount Value
UNITED STATES (continued)
$ 100,000 Tenneco, Inc.,
7.88%,
01/15/29
(b) .......... $ 112,500
400,000 T-Mobile USA ,Inc.,
4.50%,
02/01/26
............ 409,200
1,000,000 TransDigm, Inc.,
8.00%,
12/15/25
(b) .......... 1,093,750
250,000 Tronox, Inc.,
6.50%,
05/01/25
(b) .......... 268,125
1,000,000 United Airlines Holdings, Inc.,
4.25%,
10/01/22
............ 1,000,000
750,000 United Natural Foods, Inc.,
6.75%,
10/15/28
(b) .......... 793,275
1,000,000 Uniti Group LP/Uniti Fiber Holdings
Inc/CSL Capital LLC REIT,
7.88%,
02/15/25
(b) .......... 1,077,505
250,000 Uniti Group LP/Uniti Group Finance
Inc/CSL Capital LLC REIT,
6.00%,
04/15/23
(b) .......... 255,313
550,000 Uniti Group LP/Uniti Group Finance
Inc/CSL Capital LLC REIT,
6.50%,
02/15/29
(b) .......... 548,757
950,000 US Foods, Inc.,
6.25%,
04/15/25
(b) .......... 1,014,229
500,000 US Foods, Inc.,
4.75%,
02/15/29
(b) .......... 501,875
925,000 Vector Group Ltd.,
5.75%,
02/01/29
(b) .......... 955,090
1,000,000 Veritas US Inc/Veritas Bermuda Ltd.,
7.50%,
09/01/25
(b) .......... 1,027,500
250,000 Verscend Escrow Corp.,
9.75%,
08/15/26
(b) .......... 269,675
500,000 Viking Cruises Ltd.,
5.88%,
09/15/27
(b) .......... 483,570
750,000 WESCO Distribution, Inc.,
7.25%,
06/15/28
(b) .......... 842,524
500,000 Western Midstream Operating LP,
4.65%,
07/01/26
............ 525,000
375,000 Western Midstream Operating LP,
5.50%,
08/15/48
............ 371,250
300,000 Wyndham Destinations, Inc.,
4.25%,
03/01/22
............ 303,750
1,000,000 Wyndham Destinations, Inc.,
4.63%,
03/01/30
(b) .......... 1,034,360
550,000 Wynn Las Vegas LLC/Wynn Las Vegas
Capital Corp.,
5.50%,
03/01/25
(b) .......... 567,875

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
$ 750,000 Wynn Resorts Finance LLC/Wynn
Resorts Capital Corp.,
7.75%,
04/15/25
(b) .......... $ 805,365
500,000 Zayo Group Holdings, Inc.,
4.00%,
03/01/27
(b) .......... 501,410
177,453,069
Total Corporate Bonds
(Cost $201,365,008)
205,900,476
ASSET-BACKED SECURITIES — 24.4%
CANADA — 0.1%
Other Asset-Backed Securities — 0.1%
300,000 Golden Credit Card Trust, Series
2017-4A, Class A,
(1 mo. LIBOR US + 0.520%),
0.65%,
07/15/24
(b)(c) ........ 301,742
1,000,000 Master Credit Card Trust II, Series
2020-1A, Class A,
1.99%,
09/21/24
(b) .......... 1,035,873
1,337,615
CAYMAN ISLANDS — 2.8%
Collateralized Loan Obligations — 2.8%
2,000,000 ALM Loan Funding Ltd., Series 2015-
16A, Class DR2,
(3 mo. LIBOR US + 5.100%),
5.34%,
07/15/27
(b)(c) ........ 1,958,962
1,000,000 Apidos CLO XV, Series 2013-15A,
Class ERR,
(3 mo. LIBOR US + 5.700%),
5.92%,
04/20/31
(b)(c) ........ 935,747
5,000,000 Atrium VIII, Series 8A, Class SUB,
0.00%,
10/23/24
(b)(d) ....... 153,715
2,000,000 Atrium XII, Series 12A, Class ER,
(3 mo. LIBOR US + 5.250%),
5.47%,
04/22/27
(b)(c) ........ 1,918,576
12,131,250 Atrium XIII, Series 13A, Class SUB,
0.00%,
11/21/47
(b)(d) ....... 8,471,122
1,500,000 BlueMountain CLO Ltd., Series 2015-
1A, Class D,
(3 mo. LIBOR US + 5.450%),
5.67%,
04/13/27
(b)(c) ........ 1,485,000
814,412 BlueMountain CLO Ltd., Series 2015-
2A, Class A1R,
(3 mo. LIBOR US + 0.930%),
1.15%,
07/18/27
(b)(c) ........ 814,575
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 1,000,000 Carlyle Global Market Strategies CLO
Ltd., Series 2015-2A, Class DR,
(3 mo. LIBOR US + 4.350%),
4.56%,
04/27/27
(b)(c) ........ $ 936,336
713,948 Carlyle Global Market Strategies CLO
Ltd., Series 2015-4A, Class SBB1,
(3 mo. LIBOR US + 8.500%),
8.72%,
07/20/32
(b)(c) ........ 642,412
17,550,000 CBAM Ltd., Series 2019-10A,
Class SUB,
0.00%,
04/20/32
(b)(d) ....... 11,313,395
9,915,625 Cedar Funding VII CLO Ltd., Series
2018-7A, Class SUB,
0.00%,
01/20/31
(b)(d) ....... 5,792,611
1,000,000 Flatiron CLO 17 Ltd., Series 2017-1A,
Class BR,
(3 mo. LIBOR US + 1.450%),
0.00%,
05/15/30
(b)(c) ........ 1,000,000
1,000,000 Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A2,
(3 mo. LIBOR US + 1.750%),
0.00%,
04/15/34
(b)(c) ........ 998,746
2,000,000 Madison Park Funding XVI Ltd.,
Series 2015-16A, Class D,
(3 mo. LIBOR US + 5.500%),
5.72%,
04/20/26
(b)(c) ........ 1,979,121
2,000,000 MP CLO IV Ltd., Series 2013-2A,
Class ARR,
(3 mo. LIBOR US + 1.280%),
1.50%,
07/25/29
(b)(c) ........ 2,000,320
1,250,000 Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ER,
(3 mo. LIBOR US + 5.000%),
5.24%,
01/15/28
(b)(c) ........ 1,229,047
5,000,000 Romark CLO II Ltd., Series 2018-2A,
Class SUB,
0.00%,
07/25/31
(b)(d) ....... 2,942,463
5,000,000 Romark CLO Ltd., Series 2017-1A,
Class SUB,
0.00%,
10/23/30
(b)(d) ....... 2,770,025
7,500,000 Romark WM-R Ltd., Series 2018-1A,
Class F,
(3 mo. LIBOR US + 8.100%),
8.32%,
04/20/31
(b)(c) ........ 6,261,122
1,000,000 TIAA CLO II Ltd., Series 2017-1A,
Class B,
(3 mo. LIBOR US + 1.700%),
1.92%,
04/20/29
(b)(c) ........ 1,000,104

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$ 983,790 Venture XXIV CLO Ltd., Series 2016-
24A, Class AR,
(3 mo. LIBOR US + 1.180%),
1.40%,
10/20/28
(b)(c) ........ $ 983,115
1,000,000 Westcott Park CLO Ltd., Series 2016-
1A, Class DR,
(3 mo. LIBOR US + 3.250%),
3.47%,
07/20/28
(b)(c) ........ 1,000,507
4,500,000 York CLO-3 Ltd., Series 2016-1A,
Class ER,
(3 mo. LIBOR US + 6.400%),
6.62%,
10/20/29
(b)(c) ........ 4,425,731
4,000,000 York CLO-3 Ltd., Series 2016-1A,
Class SUB,
0.00%,
10/20/29
(b)(d) ....... 2,126,001
6,375,000 York CLO-5 Ltd., Series 2018-1A,
Class SUB,
0.00%,
10/22/31
(b)(d) ....... 3,713,635
66,852,388
Other Asset-Backed Securities — 0.0%
1,000,000 Atlas Senior Loan Fund Ltd., Series
2017-8A, Class A,
(3 mo. LIBOR US + 1.300%),
1.52%,
01/16/30
(b)(c) ........ 1,000,038
67,852,426
UNITED STATES — 21.5%
Other Asset-Backed Securities — 21.5%
4,908,448 510 Loan Acquisition Trust, Series
2020-1, Class A, STEP,
5.11%,
09/25/60
(b) .......... 4,948,697
3,909,163 Ajax Mortgage Loan Trust, Series
2017-D, Class A,
3.75%,
12/25/57
(b) .......... 3,958,195
1,377,774 Ajax Mortgage Loan Trust, Series
2017-D, Class B,
0.00%,
12/25/57
(a)(b)(d) ..... 1,074,664
2,216,945 Ajax Mortgage Loan Trust, Series
2018-A, Class A,
3.85%,
04/25/58
(b) .......... 2,207,559
764,504 Ajax Mortgage Loan Trust, Series
2018-A, Class B,
0.00%,
04/25/58
(b) .......... 400,353
1,318,196 Ajax Mortgage Loan Trust, Series
2018-B, Class A,
3.75%,
02/26/57
(a)(b) ........ 1,318,196
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 933,074 Ajax Mortgage Loan Trust, Series
2018-B, Class B,
0.00%,
02/26/57
(b) .......... $ 262,532
6,351,311 Ajax Mortgage Loan Trust, Series
2018-D, Class A,
3.75%,
08/25/58
(b)(d) ....... 6,456,009
1,820,894 Ajax Mortgage Loan Trust, Series
2018-D, Class B,
0.00%,
08/25/58
(a)(b)(d) ..... 1,165,372
1,312,500 Ajax Mortgage Loan Trust, Series
2018-E, Class B,
5.25%,
06/25/58
(a)(b)(d) ..... 1,321,425
3,243,587 Ajax Mortgage Loan Trust, Series
2018-E, Class C,
0.00%,
06/25/58
(a)(b)(d) ..... 1,816,409
1,498,613 Ajax Mortgage Loan Trust, Series
2018-F, Class B,
5.25%,
11/25/58
(a)(b)(d) ..... 1,509,403
3,504,189 Ajax Mortgage Loan Trust, Series
2018-F, Class C,
0.00%,
11/25/58
(a)(b) ........ 1,997,388
13,881,489 Ajax Mortgage Loan Trust, Series
2018-G, Class A,
4.38%,
06/25/57
(b)(d) ....... 14,307,298
2,100,000 Ajax Mortgage Loan Trust, Series
2018-G, Class B,
5.25%,
06/25/57
(a)(b)(d) ..... 1,585,500
5,362,641 Ajax Mortgage Loan Trust, Series
2018-G, Class C,
0.00%,
06/25/57
(a)(b) ........ 5,273,085
14,915,388 Ajax Mortgage Loan Trust, Series
2019-A, Class A,
3.75%,
08/25/57
(b)(d) ....... 15,162,077
2,450,000 Ajax Mortgage Loan Trust, Series
2019-A, Class B,
5.25%,
08/25/57
(b)(d) ....... 2,224,314
6,120,493 Ajax Mortgage Loan Trust, Series
2019-A, Class C,
0.00%,
08/25/57
(a)(b) ........ 5,070,216
7,916,721 Ajax Mortgage Loan Trust, Series
2019-B, Class A,
3.75%,
01/25/59
(b)(d) ....... 8,047,721
2,100,000 Ajax Mortgage Loan Trust, Series
2019-B, Class B,
5.25%,
01/25/59
(a)(b)(d) ..... 1,585,500
5,374,254 Ajax Mortgage Loan Trust, Series
2019-B, Class C,
0.00%,
01/25/59
(a)(b) ........ 4,612,722

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 8,636,171 Ajax Mortgage Loan Trust, Series
2019-E, Class A, STEP,
3.00%,
09/25/59
(b) .......... $ 8,685,259
3,512,199 Ajax Mortgage Loan Trust, Series
2019-E, Class B, STEP,
4.88%,
09/25/59
(b) .......... 3,061,780
7,902,872 Ajax Mortgage Loan Trust, Series
2019-E, Class C,
0.00%,
09/25/59
(b) .......... 4,951,718
13,474,034 Ajax Mortgage Loan Trust, Series
2019-G, Class A, STEP,
3.00%,
09/25/59
(b) .......... 13,515,478
2,927,374 Ajax Mortgage Loan Trust, Series
2019-G, Class B, STEP,
4.25%,
09/25/59
(b) .......... 2,832,261
7,494,458 Ajax Mortgage Loan Trust, Series
2019-G, Class C,
0.00%,
09/25/59
(b) .......... 6,185,850
27,180,574 Ajax Mortgage Loan Trust, Series
2020-A, Class A, STEP,
2.38%,
12/25/59
(b) .......... 26,973,183
4,328,402 Ajax Mortgage Loan Trust, Series
2020-A, Class B, STEP,
3.50%,
12/25/59
(b) .......... 4,319,537
10,441,578 Ajax Mortgage Loan Trust, Series
2020-A, Class C,
0.00%,
12/25/59
(a)(b) ........ 6,543,737
500,000 American Credit Acceptance
Receivables Trust, Series 2020-4,
Class B,
0.85%,
12/13/24
(b) .......... 501,795
1,000,000 American Express Credit Account
Master Trust, Series 2017-5,
Class A,
(1 mo. LIBOR US + 0.380%),
0.51%,
02/18/25
(c) .......... 1,004,691
1,000,000 American Express Credit Account
Master Trust, Series 2018-5,
Class A,
(1 mo. LIBOR US + 0.340%),
0.47%,
12/15/25
(c) .......... 1,003,635
5,000,000 Ameriquest Mortgage Securities, Inc.
Asset-Backed Pass-Through
Certificates, Series 2005-R3,
Class M7,
(1 mo. LIBOR US + 1.980%),
2.11%,
05/25/35
(c) .......... 4,967,213
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 6,000,000 AMSR Trust, Series 2020-SFR5,
Class F,
2.69%,
11/17/37
(b) .......... $ 6,014,365
9,817,955 Argent Mortgage Loan Trust, Series
2005-W1, Class A2,
(1 mo. LIBOR US + 0.480%),
0.61%,
05/25/35
(c) .......... 9,096,432
4,662,515 Argent Securities, Inc. Asset-Backed
Pass-Through Certificates, Series
2005-W5, Class M1,
(1 mo. LIBOR US + 0.690%),
0.82%,
01/25/36
(c) .......... 4,690,863
6,020,405 Asset Backed Securities Corp. Home
Equity Loan Trust, Series 2006-
HE1, Class M2,
(1 mo. LIBOR US + 0.420%),
0.55%,
01/25/36
(c) .......... 5,481,064
5,740,000 BankAmerica Manufactured Housing
Contract Trust, Series 1997-2,
Class B1,
7.07%,
02/10/22
(d) .......... 3,093,750
5,000,000 BankAmerica Manufactured Housing
Contract Trust, Series 1998-2,
Class B1,
7.45%,
12/10/25
(d) .......... 2,203,500
7,442,642 Bayview Commercial Asset Trust,
Series 2007-4A, Class A1,
(1 mo. LIBOR US + 0.450%),
0.58%,
09/25/37
(b)(c) ........ 6,988,160
8,597,939 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A1,
(1 mo. LIBOR US + 1.000%),
1.12%,
05/28/39
(b)(c) ........ 7,991,490
1,898,475 Bayview Financial Revolving Asset
Trust, Series 2004-B, Class A2,
(1 mo. LIBOR US + 1.300%),
1.42%,
05/28/39
(b)(c) ........ 1,776,542
1,737,567 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A1,
(1 mo. LIBOR US + 1.000%),
1.12%,
12/28/40
(b)(c) ........ 1,546,838
3,649,282 Bayview Financial Revolving Asset
Trust, Series 2005-E, Class A2A,
(1 mo. LIBOR US + 0.930%),
1.05%,
12/28/40
(b)(c) ........ 3,517,018
250,000 BCC Funding XVII LLC, Series 2020-
1, Class A2,
0.91%,
08/20/25
(b) .......... 250,946

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,808,828 Bear Stearns Asset Backed Securities
I Trust, Series 2006-HE1,
Class 1M4,
(1 mo. LIBOR US + 1.020%),
1.15%,
12/25/35
(c) .......... $ 2,435,870
3,217,571 Bear Stearns Asset Backed Securities
I Trust, Series 2007-HE1,
Class 21A2,
(1 mo. LIBOR US + 0.160%),
0.29%,
01/25/37
(c) .......... 3,141,007
4,647,310 Bear Stearns Asset-Backed Securities
Trust, Series 2006-HE10,
Class 22A,
(1 mo. LIBOR US + 0.140%),
0.27%,
12/25/36
(c) .......... 5,045,202
1,000,000 Carmax Auto Owner Trust, Series
2021-1, Class B,
0.74%,
10/15/26
............ 1,000,375
500,000 CarMax Auto Owner Trust, Series
2020-4, Class B,
0.85%,
06/15/26
............ 502,316
4,884,740 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class A4,
(1 mo. LIBOR US + 0.420%),
0.55%,
12/26/36
(c) .......... 4,061,375
6,508,166 Carrington Mortgage Loan Trust,
Series 2007-FRE1, Class M1,
(1 mo. LIBOR US + 0.500%),
0.63%,
02/25/37
(c) .......... 5,357,793
7,349,175 Cascade MH Asset Trust, Series 2019-
MH1, Class A,
4.00%,
11/25/44
(b)(d) ....... 7,769,220
3,887,414 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3B,
(1 mo. LIBOR US + 0.200%),
0.33%,
05/25/37
(c) .......... 3,080,554
104,458 Citigroup Mortgage Loan Trust, Series
2007-AHL2, Class A3C,
(1 mo. LIBOR US + 0.270%),
0.40%,
05/25/37
(c) .......... 83,479
2,213,731 Conseco Finance Corp., Series 1997-7,
Class M1,
7.03%,
07/15/28
(d) .......... 1,833,357
2,269,846 Conseco Finance Corp., Series 1998-2,
Class M1,
6.94%,
12/01/28
(d) .......... 2,241,309
2,427,416 Conseco Finance Corp., Series 1999-5,
Class A5,
7.86%,
03/01/30
(d) .......... 1,438,316
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,738,509 Conseco Finance Corp., Series 1999-5,
Class A6,
7.50%,
03/01/30
(d) .......... $ 1,561,510
11,192,746 Conseco Finance Securitizations Corp.,
Series 2000-1, Class A5,
8.06%,
09/01/29
(d) .......... 3,802,045
2,641,942 Countrywide Asset-Backed
Certificates, Series 2005-17,
Class 1AF4, STEP,
6.05%,
05/25/36
............ 2,701,760
551,860 Countrywide Asset-Backed
Certificates, Series 2006-11,
Class 3AV2,
(1 mo. LIBOR US + 0.160%),
0.29%,
09/25/46
(c) .......... 541,847
5,089,147 Countrywide Asset-Backed
Certificates, Series 2006-12,
Class 1A,
(1 mo. LIBOR US + 0.260%),
0.39%,
12/25/36
(c) .......... 4,845,095
5,562,389 Countrywide Asset-Backed
Certificates, Series 2006-22,
Class M1,
(1 mo. LIBOR US + 0.230%),
0.36%,
05/25/47
(c) .......... 4,284,725
5,643,097 Countrywide Asset-Backed
Certificates, Series 2006-26,
Class M1,
(1 mo. LIBOR US + 0.250%),
0.38%,
06/25/37
(c) .......... 4,915,683
1,863,772 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-C, Class 2A,
(1 mo. LIBOR US + 0.180%),
0.31%,
05/15/36
(c) .......... 1,807,644
1,053,927 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4Q1B,
(1 mo. LIBOR US + 0.300%),
0.43%,
12/15/33
(b)(c) ........ 957,185
817,892 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 4T1B,
(1 mo. LIBOR US + 0.240%),
0.37%,
02/15/30
(b)(c) ........ 731,867

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 550,154 Countrywide Revolving Home Equity
Loan Resecuritization Trust,
Series 2006-RES, Class 5B1B,
(1 mo. LIBOR US + 0.190%),
0.32%,
05/15/35
(b)(c) ........ $ 531,655
10,220,269 Credit Suisse Mortgage Capital
Certificates, Series 2019-JR1,
Class B3,
15.25%,
09/27/66
(a)(b)(d) .... 6,650,778
3,688,868 Credit Suisse Mortgage Capital
Certificates, Series 2019-JR1,
Class PT2,
0.00%,
03/25/59
(a)(b) ........ 1,503,214
2,667,522 Credit-Based Asset Servicing and
Securitization LLC, Series 2007-
CB6, Class A4,
(1 mo. LIBOR US + 0.340%),
0.49%,
07/25/37
(b)(c) ........ 2,143,618
8,811,246 CWABS Asset-Backed Certificates
Trust, Series 2006-18, Class M1,
(1 mo. LIBOR US + 0.300%),
0.43%,
03/25/37
(c) .......... 7,895,408
1,000,000 Discover Card Execution Note Trust,
Series 2017-A7, Class A7,
(1 mo. LIBOR US + 0.360%),
0.49%,
04/15/25
(c) .......... 1,004,601
1,000,000 DT Auto Owner Trust, Series 2019-
1A, Class C,
3.61%,
11/15/24
(b) .......... 1,017,470
1,000,000 DT Auto Owner Trust, Series 2021-
1A, Class B,
0.62%,
09/15/25
(b) .......... 999,934
1,000,000 Enterprise Fleet Financing LLC, Series
2020-2, Class A3,
0.65%,
07/20/26
(b) .......... 1,002,166
4,887,764 First Frankin Mortgage Loan Trust,
Series 2006-FF4, Class M1,
(1 mo. LIBOR US + 0.360%),
0.69%,
03/25/36
(c) .......... 4,105,270
2,089,010 First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1,
(1 mo. LIBOR US + 1.800%),
1.94%,
10/25/33
(c) .......... 2,117,026
9,125,363 First Franklin Mortgage Loan Trust,
Series 2006-FF8, Class M1,
(1 mo. LIBOR US + 0.375%),
0.51%,
07/25/36
(c) .......... 7,500,669
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 4,128,980 First Franklin Mortgage Loan Trust,
Series 2006-FFH1, Class M2,
(1 mo. LIBOR US + 0.600%),
0.73%,
01/25/36
(c) .......... $ 3,510,653
4,214,866 First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C,
(1 mo. LIBOR US + 0.150%),
0.28%,
03/25/37
(c) .......... 2,601,040
500,000 Flagship Credit Auto Trust, Series
2020-4, Class B,
1.00%,
10/15/25
(b) .......... 504,496
1,000,000 Ford Credit Auto Owner Trust, Series
2020-2, Class A,
1.06%,
04/15/33
(b) .......... 1,012,646
1,300,000 Ford Credit Auto Owner Trust, Series
2020-C, Class B,
0.79%,
08/15/26
............ 1,306,989
1,000,000 Ford Credit Floorplan Master Owner
Trust A, Series 2020-2, Class A,
1.06%,
09/15/27
............ 1,013,430
1,500,000 Fremont Home Loan Trust, Series
2005-D, Class M1,
(1 mo. LIBOR US + 0.615%),
0.75%,
11/25/35
(c) .......... 1,414,109
1,000,000 GM Financial Consumer Automobile
Receivables Trust, Series 2020-4,
Class A3,
0.38%,
08/18/25
............ 1,001,878
1,050,000 GM Financial Consumer Automobile
Receivables Trust, Series 2021-1,
Class B,
0.75%,
05/17/27
............ 1,053,927
779,305 GMACM Home Equity Loan Trust,
Series 2005-HE3, Class A3,
(1 mo. LIBOR US + 0.500%),
0.63%,
02/25/36
(c) .......... 760,553
306,867 GMACM Home Equity Loan Trust,
Series 2006-HE1, Class A,
(1 mo. LIBOR US + 0.315%),
0.45%,
11/25/36
(c) .......... 306,345
500,000 GMF Floorplan Owner Revolving
Trust, Series 2020-2, Class B,
0.96%,
10/15/25
(b) .......... 504,662
6,190,460 Greenpoint Manufactured Housing,
Series 2000-3, Class IA,
8.45%,
06/20/31
(d) .......... 4,851,493

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 2,463,906 GSAA Home Equity Trust, Series
2005-14, Class 1A2,
(1 mo. LIBOR US + 0.700%),
0.83%,
12/25/35
(c) .......... $ 1,058,813
9,896,140 GSAA Home Equity Trust, Series
2006-5, Class 1A1,
(1 mo. LIBOR US + 0.360%),
0.49%,
03/25/36
(c) .......... 4,618,795
441,664 GSAA Trust, Series 2006-7, Class AF2,
5.99%,
03/25/46
(d) .......... 260,490
3,566,000 GSAMP Trust, Series 2007-HS1,
Class M5,
(1 mo. LIBOR US + 2.250%),
2.38%,
02/25/47
(c) .......... 3,701,964
4,375,000 Home Equity Asset Trust, Series 2007-
1, Class 2A3,
(1 mo. LIBOR US + 0.150%),
0.28%,
05/25/37
(c) .......... 3,821,271
5,114,868 HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A3,
STEP,
4.77%,
12/25/36
............ 2,433,503
1,000,000 Hyundai Auto Lease Securitization
Trust, Series 2020-B, Class B,
0.81%,
10/15/24
(b) .......... 1,009,201
1,031,485 Irwin Home Equity Loan Trust, Series
2006-3, Class 2A3, STEP,
6.53%,
09/25/37
(b) .......... 1,033,035
4,407,590 Legacy Mortgage Asset Trust, Series
2019-SL1, Class A,
4.00%,
12/28/54
(b)(d) ....... 4,449,382
1,865,108 Legacy Mortgage Asset Trust, Series
2019-SL2, Class B,
0.00%,
02/25/59
(a)(b) ........ 300,282
1,900,000 Legacy Mortgage Asset Trust, Series
2019-SL2, Class M,
4.25%,
02/25/59
(a)(b)(d) ..... 1,814,500
3,295,595 Lehman ABS Manufactured Housing
Contract Trust, Series 2001-B,
Class M1,
6.63%,
04/15/40
(d) .......... 3,516,339
304,249 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1,
(1 mo. LIBOR US + 0.090%),
0.22%,
06/25/37
(b)(c) ........ 232,809
6,261,263 Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2,
(1 mo. LIBOR US + 0.200%),
0.33%,
06/25/37
(b)(c) ........ 4,860,138
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,059,651 Long Beach Mortgage Loan Trust,
Series 2006-10, Class 2A2,
(1 mo. LIBOR US + 0.110%),
0.24%,
11/25/36
(c) .......... $ 406,131
5,669,014 Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A3,
(1 mo. LIBOR US + 0.160%),
0.29%,
10/25/36
(c) .......... 2,299,044
2,401,798 Madison Avenue Manufactured
Housing Contract Trust, Series
2002-A, Class B2,
(1 mo. LIBOR US + 3.250%),
3.38%,
03/25/32
(c) .......... 2,412,061
4,083,217 MASTR Second Lien Trust, Series
2006-1, Class A,
(1 mo. LIBOR US + 0.320%),
0.45%,
03/25/36
(c) .......... 541,857
1,332,194 MCM Trust, Series 2018-NPL1,
Class B,
0.00%,
05/28/58
(b) .......... 715,447
1,000,000 Mercedes-Benz Auto Lease Trust,
Series 2020-A, Class A4,
1.88%,
09/15/25
............ 1,022,078
2,575,992 MERIT Securities Corp., Series 13,
Class M2, STEP,
7.33%,
12/28/33
............ 2,286,292
10,449,899 Merrill Lynch Mortgage Investors
Trust, Series 2006-RM5,
Class A2D,
(1 mo. LIBOR US + 0.500%),
0.63%,
10/25/37
(c) .......... 4,555,253
1,207,453 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2006-HE4,
Class A4,
(1 mo. LIBOR US + 0.480%),
0.61%,
06/25/36
(c) .......... 830,199
6,911,458 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-NC1,
Class A1,
(1 mo. LIBOR US + 0.130%),
0.26%,
11/25/36
(c) .......... 3,853,342
3,939,285 Morgan Stanley ABS Capital I,
Inc. Trust, Series 2007-SEA1,
Class 2A1,
(1 mo. LIBOR US + 1.900%),
2.03%,
02/25/47
(b)(c) ........ 3,774,551

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 3,554,783 Morgan Stanley Capital I, Inc. Trust,
Series 2006-NC2, Class M1,
(1 mo. LIBOR US + 0.540%),
0.67%,
02/25/36
(c) .......... $ 3,476,469
4,615,868 Morgan Stanley Mortgage Loan Trust,
Series 2006-12XS, Class A4,
STEP,
6.01%,
10/25/36
............ 1,616,915
745,720 Morgan Stanley Mortgage Loan Trust,
Series 2006-4SL, Class A1,
(1 mo. LIBOR US + 0.300%),
0.43%,
03/25/36
(c) .......... 740,634
5,000,000 Nationstar HECM Loan Trust, Series
2019-2A, Class M4,
5.68%,
11/25/29
(a)(b)(d) ..... 5,005,000
8,000,000 Nationstar Home Equity Loan Trust,
Series 2007-A, Class M3,
(1 mo. LIBOR US + 0.300%),
0.43%,
03/25/37
(c) .......... 7,002,764
936,751 Navient Private Education Refi Loan
Trust, Series 2020-HA, Class A,
1.31%,
01/15/69
(b) .......... 948,718
5,686,886 New Century Home Equity Loan
Trust, Series 2005-C, Class M2,
(1 mo. LIBOR US + 0.450%),
0.58%,
12/25/35
(c) .......... 4,857,548
1,681,494 Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series
2006-S5, Class A1,
(1 mo. LIBOR US + 0.400%),
0.53%,
10/25/36
(b)(c) ........ 1,824,806
1,788,082 Oakwood Mortgage Investors, Inc.,
Series 1999-C, Class A2,
7.48%,
08/15/27
............ 1,699,893
10,056,420 Oakwood Mortgage Investors, Inc.,
Series 2000-D, Class A4,
7.40%,
07/15/30
(d) .......... 4,024,637
8,572,117 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A2,
5.92%,
06/15/31
(d) .......... 1,584,465
5,947,218 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A3,
6.61%,
06/15/31
(d) .......... 1,227,406
6,795,981 Oakwood Mortgage Investors, Inc.,
Series 2001-C, Class A4,
7.41%,
06/15/31
(d) .......... 1,571,268
683,973 Oakwood Mortgage Investors, Inc.,
Series 2001-D, Class A3,
5.90%,
09/15/22
(d) .......... 502,954
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 659,118 Oakwood Mortgage Investors, Inc.,
Series 2002-B, Class A4,
7.09%,
06/15/32
(d) .......... $ 693,412
4,000,000 OneMain Financial Issuance Trust,
Series 2015-3A, Class D,
6.94%,
11/20/28
(b) .......... 4,010,893
1,000,000 PFS Financing Corp., Series 2020-A,
Class A,
1.27%,
06/15/25
(b) .......... 1,015,722
2,955,985 Popular ABS Mortgage Pass-Through
Trust, Series 2005-3, Class M2,
STEP,
3.85%,
07/25/35
............ 2,501,649
3,000,000 Progress Residential Trust, Series 2018-
SFR3, Class F,
5.37%,
10/17/35
(b) .......... 3,060,501
1,000,000 Progress Residential Trust, Series 2019-
SFR3, Class F,
3.87%,
09/17/36
(b) .......... 1,027,404
3,000,000 Progress Residential Trust, Series 2019-
SFR4, Class F,
3.68%,
10/17/36
(b) .......... 3,058,700
4,870,314 PRPM LLC, Series 2020-4, Class A1,
STEP,
2.95%,
10/25/25
(b) .......... 4,891,616
3,825,000 Residential Asset Securities Corp.,
Series 2005-KS10, Class M4,
(1 mo. LIBOR US + 0.870%),
1.00%,
11/25/35
(c) .......... 3,105,711
2,000,000 Residential Asset Securities Corp.,
Series 2006-KS4, Class M2,
(1 mo. LIBOR US + 0.435%),
0.57%,
06/25/36
(c) .......... 1,912,942
1,170,432 SACO I Trust, Series 2006-7,
Class A1,
(1 mo. LIBOR US + 0.260%),
0.39%,
07/25/36
(c) .......... 1,160,732
1,000,000 Santander Drive Auto Receivables
Trust, Series 2020-4, Class B,
0.73%,
03/17/25
............ 1,005,541
500,000 Santander Retail Auto Lease Trust,
Series 2020-B, Class A4,
0.65%,
12/20/24
(b) .......... 501,811
4,174,146 Saxon Asset Securities Trust, Series
2006-2, Class M3,
(1 mo. LIBOR US + 0.320%),
0.45%,
09/25/36
(c) .......... 3,604,884

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 8,478,140 Saxon Asset Securities Trust, Series
2007-1, Class M1,
(1 mo. LIBOR US + 0.290%),
0.42%,
01/25/47
(c) .......... $ 7,744,452
2,919,179 Securitized Asset Backed Receivables
LLC Trust, Series 2007-BR1,
Class A2B,
(1 mo. LIBOR US + 0.270%),
0.40%,
02/25/37
(c) .......... 2,202,640
11,536,796 Soundview Home Loan Trust, Series
2006-OPT5, Class M1,
(1 mo. LIBOR US + 0.250%),
0.38%,
07/25/36
(c) .......... 11,039,518
4,088,120 Structured Asset Investment Loan
Trust, Series 2005-9, Class M2,
(1 mo. LIBOR US + 0.675%),
0.81%,
11/25/35
(c) .......... 2,971,596
4,363,389 Structured Asset Investment Loan
Trust, Series 2005-HE1,
Class M3,
(1 mo. LIBOR US + 0.750%),
0.88%,
07/25/35
(c) .......... 3,726,159
2,025,554 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2007-WF1, Class M1,
(1 mo. LIBOR US + 0.440%),
0.57%,
02/25/37
(c) .......... 5,925,374
1,000,000 Tesla Auto Lease Trust, Series 2019-A,
Class A3,
2.16%,
10/20/22
(b) .......... 1,021,734
1,000,000 Toyota Auto Receivables 2020-D
Owner Trust, Series 2020-D,
Class A3,
0.35%,
01/15/25
............ 1,002,902
1,700,000 Tricon American Homes Trust, Series
2017-SFR2, Class F,
5.10%,
01/17/36
(b) .......... 1,777,705
1,000,000 Tricon American Homes Trust, Series
2020-SFR2, Class A,
1.48%,
11/17/39
(b) .......... 1,001,874
1,000,000 Verizon Owner Trust, Series 2020-C,
Class B,
0.67%,
04/21/25
............ 1,004,321
1,000,000 VERIZON OWNER TRUST, Series
2020-A, Class B,
1.98%,
07/22/24
............ 1,032,651
Principal
Amount Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$ 1,000,000 World Omni Automobile Lease
Securitization Trust, Series 2020-
B, Class B,
0.70%,
02/17/26
............ $ 1,003,571
1,000,000 World Omni Select Auto Trust, Series
2019-A, Class A3,
2.00%,
08/15/24
............ 1,014,754
9,322,870 Yale Mortgage Loan Trust, Series 2007-
1, Class A,
(1 mo. LIBOR US + 0.400%),
0.53%,
06/25/37
(b)(c) ........ 3,932,138
513,798,465
Total Asset-Backed Securities
(Cost $566,243,014)
582,988,506
NON-AGENCY MORTGAGE-BACKED
SECURITIES — 16.0%
COLLATERALIZED MORTGAGE OBLIGATIONS — 13.9%
432,536 Adjustable Rate Mortgage Trust, Series
2005-3, Class 2A1,
3.48%,
07/25/35
(d) .......... 432,592
1,896,830 Adjustable Rate Mortgage Trust, Series
2007-1, Class 4A1,
4.42%,
03/25/37
(d) .......... 1,586,826
1,717,811 American Home Mortgage Assets
Trust, Series 2006-2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average US +
0.960%),
1.46%,
09/25/46
(c) .......... 1,790,424
1,422,733 American Home Mortgage Assets
Trust, Series 2007-3, Class 22A1,
STEP,
6.25%,
06/25/37
............ 1,367,048
12,929,876 APS Resecuritization Trust, Series
2016-1, Class 1MZ,
4.03%,
07/31/57
(b)(d) ....... 4,622,172
3,335,925 Ari Investments LLC,
4.61%,
01/06/25
(a) .......... 3,285,886
3,120,484 Ari Investments LLC,
4.55%,
01/30/25
(a) .......... 3,058,075
1,709,047 Banc of America Alternative Loan
Trust, Series 2006-9, Class A2,
(1 mo. LIBOR US + 0.400%),
0.53%,
01/25/37
(c) .......... 1,285,314
286,684 Banc of America Funding Corp., Series
2005-F, Class 6A1,
3.16%,
09/20/35
(d) .......... 286,813

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 527,307 Banc of America Funding Corp., Series
2006-A, Class 3A2,
2.83%,
02/20/36
(d) .......... $ 509,615
494,869 Banc of America Funding Corp., Series
2006-E, Class 2A1,
3.43%,
06/20/36
(d) .......... 478,308
1,624,962 Banc of America Funding Corp., Series
2007-1, Class TA5, STEP,
6.09%,
01/25/37
............ 1,666,105
3,295,398 Banc of America Funding Corp., Series
2015-R3, Class 1A2,
0.58%,
03/27/36
(b)(d) ....... 2,506,952
470,754 Banc of America Mortgage Securities,
Inc., Series 2005-I, Class 2A5,
2.91%,
10/25/35
(d) .......... 476,905
3,499,898 BCAP LLC Trust, Series 2012-RR3,
Class 1A5,
6.25%,
12/26/37
(b)(d) ....... 3,037,544
1,058,897 Bear Stearns Adjustable Rate
Mortgage Trust, Series 2005-12,
Class 23A1,
3.07%,
02/25/36
(d) .......... 1,042,506
219,864 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2005-6, Class 5A1,
3.58%,
08/25/35
(d) .......... 211,355
381,515 Bear Stearns Adjustable Rate Mortgage
Trust, Series 2007-3, Class 1A1,
3.80%,
05/25/47
(d) .......... 375,747
1,519,587 Bear Stearns ALT-A Trust, Series 2006-
2, Class 11A1,
(1 mo. LIBOR US + 0.440%),
0.57%,
04/25/36
(c) .......... 1,972,796
3,386,384 Bear Stearns ALT-A Trust, Series 2006-
6, Class 1A1,
(1 mo. LIBOR US + 0.320%),
0.45%,
11/25/36
(c) .......... 2,930,110
2,945,570 Bear Stearns Asset-Backed Securities
Trust, Series 2006-AC2,
Class 22A1,
(1 mo. LIBOR US + 0.350%),
0.48%,
03/25/36
(c) .......... 327,023
2,945,570 Bear Stearns Asset-Backed Securities
Trust, Series 2006-AC2,
Class 22A3,
(1 mo. LIBOR US + 0.350%),
0.48%,
03/25/36
(c) .......... 327,023
1,432,009 Bear Stearns Mortgage Funding Trust,
Series 2006-SL1, Class A1,
(1 mo. LIBOR US + 0.280%),
0.41%,
08/25/36
(c) .......... 1,409,191
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 936,386 Bear Stearns Mortgage Funding Trust,
Series 2006-SL4, Class A,
(1 mo. LIBOR US + 0.300%),
0.43%,
11/25/36
(c) .......... $ 908,709
1,533,685 Chase Mortgage Finance Corp., Series
2016-SH1, Class M4,
3.75%,
04/25/45
(b)(d) ....... 1,534,880
4,203,334 Chase Mortgage Finance Trust, Series
2007-S6, Class 1A1,
6.00%,
12/25/37
............ 2,728,421
12,284,147 ChaseFlex Trust, Series 2007-1,
Class 2A7,
6.00%,
02/25/37
............ 7,243,184
2,705,694 Citicorp Mortgage Securities Trust,
Series 2007-9, Class 1A1,
6.25%,
12/25/37
............ 2,449,490
3,072,153 Citicorp Mortgage Securities Trust,
Series 2008-2, Class 1A1,
6.50%,
06/25/38
............ 2,724,601
158,411 Citigroup Mortgage Loan Trust, Series
2006-AR3, Class 1A2A,
3.90%,
06/25/36
(d) .......... 152,250
3,461,016 Citigroup Mortgage Loan Trust, Series
2007-9, Class 1A1,
5.75%,
04/25/47
(b) .......... 2,537,122
228,325 Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A1,
3.17%,
05/25/35
(d) .......... 234,207
444,688 Countrywide Alternative Loan Trust,
Series 2004-36CB, Class 1A1,
6.00%,
02/25/35
............ 420,951
876,264 Countrywide Alternative Loan Trust,
Series 2005-31, Class 2A1,
(1 mo. LIBOR US + 0.600%),
0.73%,
08/25/35
(c) .......... 835,690
3,705,318 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A6,
(1 mo. LIBOR US + 0.500%),
0.63%,
11/25/35
(c) .......... 1,943,169
6,891,128 Countrywide Alternative Loan Trust,
Series 2005-53T2, Class 2A7,
(1 mo. LIBOR US x (1) +
5.500%),
5.37%,
11/25/35
(c) .......... 1,436,799
324,282 Countrywide Alternative Loan Trust,
Series 2005-63, Class 5A1,
3.24%,
12/25/35
(d) .......... 313,377

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 83,405 Countrywide Alternative Loan Trust,
Series 2005-69, Class A1,
(12 mo. Federal Reserve
Cumulative Average US +
1.000%),
1.50%,
12/25/35
(c) .......... $ 79,513
1,372,603 Countrywide Alternative Loan Trust,
Series 2005-9CB, Class 1A3,
(1 mo. LIBOR US + 0.450%),
0.58%,
05/25/35
(c) .......... 1,231,526
795,750 Countrywide Alternative Loan Trust,
Series 2005-J14, Class A3,
5.50%,
12/25/35
............ 640,502
3,001,078 Countrywide Alternative Loan Trust,
Series 2006-12CB, Class A10,
(1 mo. LIBOR US + 0.350%),
0.48%,
05/25/36
(c) .......... 1,391,673
1,905,725 Countrywide Alternative Loan Trust,
Series 2006-15CB, Class A1,
6.50%,
06/25/36
............ 1,429,889
3,702,566 Countrywide Alternative Loan Trust,
Series 2006-20CB, Class A9,
6.00%,
07/25/36
............ 2,493,778
1,257,642 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A13,
(1 mo. LIBOR US + 0.350%),
0.48%,
08/25/36
(c) .......... 619,839
1,257,642 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A14,
(1 mo. LIBOR US x (1) +
7.150%),
7.02%,
08/25/36
(c) .......... 343,629
1,296,453 Countrywide Alternative Loan Trust,
Series 2006-24CB, Class A15,
5.75%,
08/25/36
............ 1,030,341
1,297,061 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A4,
(1 mo. LIBOR US + 0.400%),
0.53%,
03/25/36
(c) .......... 492,447
3,643,339 Countrywide Alternative Loan Trust,
Series 2006-2CB, Class A6,
5.50%,
03/25/36
............ 2,388,085
1,407,583 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A10,
6.00%,
01/25/37
............ 1,115,744
1,019,172 Countrywide Alternative Loan Trust,
Series 2006-41CB, Class 1A4,
5.75%,
01/25/37
............ 789,471
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 1,212,423 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A2,
6.00%,
02/25/37
............ $ 892,256
2,772,303 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A5,
6.00%,
02/25/37
............ 2,040,215
5,284,652 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A7,
(1 mo. LIBOR US + 0.340%),
0.47%,
02/25/37
(c) .......... 2,232,262
2,642,326 Countrywide Alternative Loan Trust,
Series 2006-45T1, Class 2A8,
(1 mo. LIBOR US x (1) +
6.600%),
6.47%,
02/25/37
(c) .......... 646,533
163,270 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A10,
5.50%,
05/25/36
............ 160,390
463,212 Countrywide Alternative Loan Trust,
Series 2006-6CB, Class 1A2,
(1 mo. LIBOR US + 0.400%),
0.53%,
05/25/36
(c) .......... 376,895
3,141,375 Countrywide Alternative Loan Trust,
Series 2006-7CB, Class 2A1,
6.50%,
05/25/36
............ 2,313,137
2,544,722 Countrywide Alternative Loan Trust,
Series 2006-J7, Class 2A1,
(Cost of Funds for the 11th
District of San Francisco +
1.500%),
1.97%,
11/20/46
(c) .......... 1,869,041
5,055,231 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average US +
1.730%),
2.23%,
11/25/46
(c) .......... 4,296,114
2,565,626 Countrywide Alternative Loan Trust,
Series 2006-OA14, Class 2A1,
(1 mo. LIBOR US + 0.190%),
0.32%,
11/25/46
(c) .......... 2,291,397
3,922,408 Countrywide Alternative Loan Trust,
Series 2006-OA21, Class A1,
(1 mo. LIBOR US + 0.190%),
0.32%,
03/20/47
(c) .......... 3,296,505
864,023 Countrywide Alternative Loan Trust,
Series 2006-OA3, Class 2A1,
(1 mo. LIBOR US + 0.420%),
0.55%,
05/25/36
(c) .......... 780,670

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,091,760 Countrywide Alternative Loan Trust,
Series 2006-OC3, Class 1A1,
(1 mo. LIBOR US + 0.360%),
0.49%,
04/25/46
(c) .......... $ 2,751,077
2,128,912 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A22,
5.75%,
06/25/37
............ 1,477,155
2,144,334 Countrywide Alternative Loan Trust,
Series 2007-12T1, Class A5,
6.00%,
06/25/37
............ 1,530,228
1,066,125 Countrywide Alternative Loan Trust,
Series 2007-19, Class 1A34,
6.00%,
08/25/37
............ 776,592
4,600,160 Countrywide Alternative Loan Trust,
Series 2007-22, Class 2A16,
6.50%,
09/25/37
............ 2,798,129
4,024,363 Countrywide Alternative Loan Trust,
Series 2007-25, Class 1A3,
6.50%,
11/25/37
............ 2,758,685
988,151 Countrywide Alternative Loan Trust,
Series 2007-9T1, Class 1A8,
6.00%,
05/25/37
............ 637,641
376,627 Countrywide Alternative Loan Trust,
Series 2007-J1, Class 3A4, STEP,
4.24%,
11/25/36
............ 471,526
9,294,132 Countrywide Alternative Loan Trust,
Series 2007-OA2, Class 1A1,
(12 mo. Federal Reserve
Cumulative Average US +
0.840%),
1.34%,
03/25/47
(c) .......... 8,046,148
180,586 Countrywide Alternative Loan Trust,
Series 2007-OA3, Class 1A2,
(1 mo. LIBOR US + 0.180%),
0.31%,
04/25/47
(c) .......... 33,679
1,712,548 Countrywide Alternative Loan Trust,
Series 2007-OH2, Class A2A,
(1 mo. LIBOR US + 0.240%),
0.37%,
08/25/47
(c) .......... 1,613,802
1,646,475 Countrywide Alternative Loan Trust,
Series 2008-1R, Class 2A3,
6.00%,
08/25/37
............ 1,199,792
1,299,788 Countrywide Alternative
Resecuritization, Series 2006-
22R, Class 2A1,
6.25%,
05/25/36
............ 1,041,617
1,196,358 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
31, Class 2A3,
2.53%,
01/25/36
(d) .......... 1,089,470
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,023,683 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J2, Class 2A4,
(1 mo. LIBOR US + 1.400%),
1.53%,
08/25/35
(c) .......... $ 1,644,011
344,186 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2005-
J3, Class 2A4,
4.50%,
09/25/35
............ 340,649
10,865,072 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA4, Class A1,
(12 mo. Federal Reserve
Cumulative Average US +
0.960%),
1.46%,
04/25/46
(c) .......... 4,600,493
2,703,329 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
OA5, Class 3A1,
(1 mo. LIBOR US + 0.400%),
0.53%,
04/25/46
(c) .......... 2,517,627
714,279 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2006-
R2, Class AF1,
(1 mo. LIBOR US + 0.420%),
0.55%,
07/25/36
(b)(c) ........ 651,776
1,916,710 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
21, Class 1A1,
6.25%,
02/25/38
............ 1,487,066
2,632,378 Countrywide Home Loan Mortgage
Pass-Through Trust, Series 2007-
HYB1, Class 3A1,
3.11%,
03/25/37
(d) .......... 2,459,335
355 Credit Suisse Mortgage Capital
Certificates, Series 2006-8,
Class 1A1,
4.50%,
10/25/21
............ 356
2,246,556 Credit Suisse Mortgage Capital
Certificates, Series 2006-9,
Class 3A1,
6.00%,
11/25/36
............ 2,093,680
2,764,496 Credit Suisse Mortgage Capital
Certificates, Series 2007-3,
Class 1A1A,
5.84%,
04/25/37
(d) .......... 1,138,852
7,025,330 Credit Suisse Mortgage Capital
Certificates, Series 2009-12R,
Class 3A1,
6.50%,
10/27/37
(b) .......... 3,834,601

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 4,077,778 Credit Suisse Mortgage Capital
Certificates, Series 2014-2R,
Class 17A3,
0.04%,
04/27/37
(b)(d) ....... $ 3,463,458
7,000,000 Credit Suisse Mortgage Capital
Certificates, Series 2015-4R,
Class 1A4,
(1 mo. LIBOR US + 0.150%),
0.30%,
10/27/36
(b)(c) ........ 5,394,777
8,157,617 Credit Suisse Mortgage Trust
Mortgage-Backed Trust, Series
2017-2, Class CERT,
0.00%,
02/01/47
(a)(b) ........ 7,528,665
6,395,866 CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10,
Class 10A1,
(1 mo. LIBOR US + 1.350%),
1.48%,
11/25/35
(c) .......... 1,158,337
522,602 GMACM Mortgage Loan Trust, Series
2005-AR6, Class 2A1,
3.34%,
11/19/35
(d) .......... 516,912
3,885,405 GSMPS Mortgage Loan Trust, Series
2005-RP1, Class 1AF,
(1 mo. LIBOR US + 0.350%),
0.48%,
01/25/35
(b)(c) ........ 3,498,029
1,453,838 GSMPS Mortgage Loan Trust, Series
2006-RP1, Class 1AF1,
(1 mo. LIBOR US + 0.350%),
0.48%,
01/25/36
(b)(c) ........ 1,189,355
359,482 GSR Mortgage Loan Trust, Series
2005-AR1, Class 2A1,
2.74%,
01/25/35
(d) .......... 363,328
27,297 GSR Mortgage Loan Trust, Series
2006-4F, Class 1A1,
5.00%,
05/25/36
............ 135,112
2,970,260 GSR Mortgage Loan Trust, Series
2006-7F, Class 4A2,
6.50%,
08/25/36
............ 1,640,689
85,303 GSR Mortgage Loan Trust, Series
2006-9F, Class 9A1,
6.00%,
08/25/21
............ 83,270
360,194 GSR Mortgage Loan Trust, Series
2006-AR1, Class 3A1,
2.94%,
01/25/36
(d) .......... 368,144
624,011 GSR Mortgage Loan Trust, Series
2007-4F, Class 3A1,
6.00%,
07/25/37
............ 548,901
11,671,448 GSR Mortgage Loan Trust, Series
2007-OA2, Class 2A1,
2.40%,
06/25/47
(d) .......... 9,492,565
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,440,939 HarborView Mortgage Loan Trust,
Series 2007-4, Class 2A2,
(1 mo. LIBOR US + 0.250%),
0.38%,
07/19/47
(c) .......... $ 2,199,503
5,000,000 Headlands Residential LLC, Series
2019-RPL1, Class NOTE, STEP,
3.97%,
06/25/24
(b) .......... 5,028,961
546,035 HomeBanc Mortgage Trust, Series
2006-1, Class 2A1,
3.40%,
04/25/37
(d) .......... 503,702
24,177,925 IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
2.58%,
07/25/47
(d) .......... 1,348,923
2,316,633 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX3, Class A2,
(1 mo. LIBOR US + 0.270%),
0.40%,
06/25/37
(c) .......... 2,755,778
4,237,917 IndyMac INDX Mortgage Loan Trust,
Series 2007-FLX5, Class 2A2,
(1 mo. LIBOR US + 0.240%),
0.37%,
08/25/37
(c) .......... 3,934,853
1,534,814 JP Morgan Mortgage Trust, Series
2007-A5, Class 2A1,
1.81%,
10/25/37
(d) .......... 1,148,594
54,839 JP Morgan Mortgage Trust, Series
2007-S2, Class 2A3,
5.50%,
06/25/37
............ 64,434
6,843,652 JP Morgan Mortgage Trust, Series
2007-S3, Class 1A10,
6.25%,
08/25/37
............ 3,317,993
85,000 JP Morgan Mortgage Trust, Series
2017-5, Class A1B,
3.21%,
10/26/48
(b)(d) ....... 88,329
2,731,902 Lehman XS Trust, Series 2007-20N,
Class A1,
(1 mo. LIBOR US + 1.150%),
1.28%,
12/25/37
(c) .......... 2,786,325
4,759,086 MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4,
6.50%,
11/25/37
............ 2,213,046
3,098,632 MASTR Reperforming Loan Trust,
Series 2005-2, Class 1A3,
7.50%,
05/25/35
(b) .......... 2,948,076
1,555,173 MASTR Resecuritization Trust, Series
2008-3, Class A1,
0.61%,
08/25/37
(b)(d) ....... 796,067
6,368,798 MCM Capital LLC Trust, Series 2018-
NPL2, Class B,
0.00%,
10/25/28
(b) .......... 3,403,135

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 175,242 MCM Trust, Series 2018-NPL2,
Class A, STEP,
4.00%,
10/25/28
(a)(b) ........ $ 178,186
2,500,000 Mello Warehouse Securitization Trust,
Series 2020-2, Class F,
(1 mo. LIBOR US + 3.250%),
3.38%,
11/25/53
(b)(c) ........ 2,509,369
4,875,000 Mello Warehouse Securitization Trust,
Series 2021-1, Class F,
(1 mo. LIBOR US + 2.750%),
4.77%,
02/25/55
(b)(c) ........ 4,875,000
2,904,689 Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2,
Class A2,
(1 mo. LIBOR US + 0.210%),
0.34%,
04/25/37
(c) .......... 2,794,836
1,172,106 Merrill Lynch Mortgage Investors
Trust, Series 2006-A3, Class 3A1,
3.43%,
05/25/36
(d) .......... 1,041,880
548,351 Merrill Lynch Mortgage Investors
Trust, Series 2006-AF2,
Class AF1,
6.25%,
10/25/36
............ 361,976
1,650,000 MFA Trust, Series 2020-NQM3,
Class M1,
2.65%,
01/26/65
(b)(d) ....... 1,656,868
4,650,563 Morgan Stanley Re-REMIC Trust,
Series 2010-R5, Class 7B, STEP,
0.59%,
05/26/37
(b) .......... 4,548,409
3,546,444 Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B,
(1 mo. LIBOR US + 0.160%),
0.31%,
12/26/46
(b)(c) ........ 3,438,048
1,128,108 Morgan Stanley Resecuritization Trust,
Series 2015-R6, Class 3A,
(1 mo. LIBOR US + 0.160%),
0.31%,
07/26/45
(b)(c) ........ 1,091,523
4,838,772 NYMT LOAN TRUST, Series 2020-
SP2, Class A1,
2.94%,
10/25/60
(b)(d) ....... 4,868,119
3,883,472 Prime Mortgage Trust, Series 2006-
DR1, Class 2A1,
5.50%,
05/25/35
(b) .......... 3,547,599
1,767,530 Prime Mortgage Trust, Series 2006-
DR1, Class 2A2,
6.00%,
05/25/35
(b) .......... 1,595,086
4,815,901 PRPM LLC, Series 2020-5, Class A1,
STEP,
3.10%,
11/25/25
(b) .......... 4,869,381
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 917,151 Residential Accredit Loans, Inc., Series
2006-QO5, Class 2A1,
(1 mo. LIBOR US + 0.380%),
0.51%,
05/25/46
(c) .......... $ 851,520
668,199 Residential Accredit Loans, Inc., Series
2006-QS15, Class A1,
6.50%,
10/25/36
............ 665,383
4,227,211 Residential Accredit Loans, Inc., Series
2007-QS1, Class 1A5,
(1 mo. LIBOR US + 0.550%),
0.68%,
01/25/37
(c) .......... 3,058,754
643,672 Residential Asset Securitization Trust,
Series 2006-A7CB, Class 2A5,
(1 mo. LIBOR US + 0.250%),
0.38%,
07/25/36
(c) .......... 58,166
105,453 Residential Funding Mortgage
Securities I, Series 2006-S11,
Class A2,
6.00%,
11/25/36
............ 103,357
8,017,387 Residential Funding Mortgage
Securities I, Series 2006-SA2,
Class 2A1,
4.74%,
08/25/36
(d) .......... 6,683,185
1,935,000 RMF Buyout Issuance Trust, Series
2020-1, Class M5,
6.00%,
02/25/30
(a)(b)(d) ..... 1,893,591
10,889,853 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B,
0.00%,
07/25/56
(b)(e) ........ 1,460,167
18,855,218 Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO,
0.91%,
07/25/56
(b)(d) ....... 2,724,401
4,798,616 Seasoned Credit Risk Transfer Trust,
Series 2018-2, Class BX,
1.48%,
11/25/57
(d) .......... 2,139,064
8,983,961 Seasoned Credit Risk Transfer Trust,
Series 2018-3, Class BX,
0.53%,
08/25/57
(b)(d) ....... 3,003,772
4,500,055 Seasoned Loans Structured Transaction
Trust, Series 2020-3, Class M1,
4.75%,
04/26/60
(b)(d) ....... 4,559,308
3,000,000 Station Place Securitization Trust,
Series 2021-WL1, Class F,
(1 mo. LIBOR US + 2.500%),
0.00%,
01/26/54
(a)(b)(c) ...... 3,000,000
1,547,061 Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-11,
Class 1A1,
2.93%,
05/25/35
(d) .......... 1,296,822

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 2,467,930 Structured Adjustable Rate Mortgage
Loan Trust, Series 2006-3,
Class 4A,
3.46%,
04/25/36
(d) .......... $ 1,947,652
3,832,198 Structured Asset Mortgage Investments
II Trust, Series 2006-AR5,
Class 4A1,
(1 mo. LIBOR US + 0.440%),
0.57%,
05/25/46
(c) .......... 1,998,611
1,651,383 Structured Asset Mortgage Investments
II Trust, Series 2007-AR4,
Class GA4B,
(1 mo. LIBOR US + 0.180%),
0.31%,
09/25/47
(c) .......... 1,663,267
3,229,628 Structured Asset Securities Corp.,
Series 2005-RF3, Class 1A,
(1 mo. LIBOR US + 0.350%),
0.48%,
06/25/35
(b)(c) ........ 2,830,710
11,123,749 Structured Asset Securities Corp.
Mortgage Loan Trust, Series
2006-RF3, Class 1A2,
6.00%,
10/25/36
(b) .......... 7,120,901
605,547 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 3A3,
3.32%,
04/25/37
(d) .......... 470,735
283,533 Suntrust Adjustable Rate Mortgage
Loan Trust, Series 2007-2,
Class 4A1,
3.70%,
04/25/37
(d) .......... 217,390
455,915 Thornburg Mortgage Securities Trust,
Series 2007-3, Class 4A1,
(12 mo. LIBOR US + 1.250%),
1.57%,
06/25/47
(c) .......... 433,795
29,218,990 Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7,
7.58%,
02/25/38
(b)(d) ....... 9,957,934
1,048,565 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
HY7, Class 2A2,
3.09%,
07/25/37
(d) .......... 1,030,293
1,573,648 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 1A,
(12 mo. Federal Reserve
Cumulative Average US +
0.770%),
1.27%,
05/25/47
(c) .......... 1,457,498
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 8,346,804 WaMu Mortgage Pass-Through
Certificates Trust, Series 2007-
OA4, Class 2A,
(Cost of Funds for the 11th
District of San Francisco +
1.250%),
1.72%,
05/25/47
(c) .......... $ 7,687,470
993,678 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2005-10, Class 2A6,
5.50%,
11/25/35
............ 984,709
5,307,304 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-1, Class 4CB,
6.50%,
02/25/36
............ 4,610,718
4,240,310 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-5, Class 3A3, STEP,
6.22%,
07/25/36
............ 1,543,805
1,484,421 Washington Mutual Mortgage Pass-
Through Certificates Trust, Series
2006-AR6, Class 2A,
(12 mo. Federal Reserve
Cumulative Average US +
0.960%),
1.46%,
08/25/46
(c) .......... 995,117
936,335 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A1,
(1 mo. LIBOR US + 0.320%),
0.45%,
03/25/37
(c) .......... 800,437
7,822,655 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A2,
(1 mo. LIBOR US x (1) +
6.680%),
6.55%,
03/25/37
(c) .......... 1,438,588
1,657,684 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A8,
(1 mo. LIBOR US + 0.540%),
0.67%,
03/25/37
(c) .......... 1,432,317
1,490,460 Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A9,
(1 mo. LIBOR US + 0.490%),
0.62%,
03/25/37
(c) .......... 1,287,772
2,004,356 Wells Fargo Mortgage Backed
Securities Trust, Series 2008-AR1,
Class A2,
3.18%,
03/25/38
(d) .......... 1,384,572
330,772,341

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.1%
$ 1,158,310 Bayview Commercial Asset Trust,
Series 2005-4A, Class M2,
(1 mo. LIBOR US + 0.470%),
0.60%,
01/25/36
(b)(c) ........ $ 1,099,357
988,142 Bayview Commercial Asset Trust,
Series 2005-4A, Class M3,
(1 mo. LIBOR US + 0.500%),
0.63%,
01/25/36
(b)(c) ........ 932,562
1,526,803 Bayview Commercial Asset Trust,
Series 2006-2A, Class B1,
(1 mo. LIBOR US + 1.305%),
1.44%,
07/25/36
(b)(c) ........ 1,402,978
7,628,500 Bayview Commercial Asset Trust,
Series 2007-5A, Class A4,
(1 mo. LIBOR US + 1.500%),
1.63%,
10/25/37
(b)(c) ........ 5,299,018
10,127,000 Bayview Commercial Asset Trust,
Series 2007-6A, Class A4A,
(1 mo. LIBOR US + 1.500%),
1.63%,
12/25/37
(b)(c) ........ 9,813,147
4,746,489 BX Commercial Mortgage Trust, Series
2019-XL, Class J,
(1 mo. LIBOR US + 2.650%),
2.78%,
10/15/36
(b)(c) ........ 4,755,530
1,623,358 CBA Commercial Small Balance
Commercial Mortgage, Series
2007-1A, Class A, STEP,
6.26%,
07/25/39
(b) .......... 1,229,954
3,000,000 Lehman Brothers Small Balance
Commercial Mortgage Trust,
Series 2007-2A, Class M2,
(1 mo. LIBOR US + 0.600%),
0.73%,
06/25/37
(b)(c) ........ 2,426,044
2,399,123 Velocity Commercial Capital Loan
Trust, Series 2014-1, Class M7,
8.00%,
09/25/44
(b)(d) ....... 2,198,258
3,881,000 Velocity Commercial Capital Loan
Trust, Series 2016-1, Class M5,
8.67%,
04/25/46
(b)(d) ....... 4,035,853
3,055,000 Velocity Commercial Capital Loan
Trust, Series 2017-1, Class M6,
7.95%,
05/25/47
(b)(d) ....... 3,028,319
3,495,273 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M4,
5.32%,
10/26/48
(b)(d) ....... 3,583,100
980,459 Velocity Commercial Capital Loan
Trust, Series 2018-2, Class M5,
6.36%,
10/26/48
(b)(d) ....... 1,014,066
Principal
Amount Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
$ 1,889,129 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M2,
4.01%,
03/25/49
(b)(d) ....... $ 1,938,854
2,784,134 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M3,
4.12%,
03/25/49
(b)(d) ....... 2,845,162
3,059,893 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M4,
4.61%,
03/25/49
(b)(d) ....... 3,105,128
1,590,845 Velocity Commercial Capital Loan
Trust, Series 2019-1, Class M5,
5.70%,
03/25/49
(b)(d) ....... 1,622,317
50,329,647
Total Non-Agency Mortgage-Backed Securities
(Cost $376,465,096)
381,101,988
U.S. GOVERNMENT SPONSORED AGENCY
MORTGAGE-BACKED SECURITIES — 1.1%
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
5,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA5, Class B1,
(SOFR 30A + 4.800%),
4.88%,
10/25/50
(b)(c) ........ 5,220,411
3,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B1,
(SOFR 30A + 3.000%),
3.08%,
12/25/50
(b)(c) ........ 3,033,731
2,000,000 Freddie Mac STACR REMIC Trust,
Series 2020-DNA6, Class B2,
(SOFR 30A + 5.650%),
5.73%,
12/25/50
(b)(c) ........ 2,080,058
2,000,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA1, Class B1,
(SOFR 30A + 2.650%),
2.73%,
01/25/51
(b)(c) ........ 2,001,240
4,000,000 Freddie Mac STACR REMIC Trust,
Series 2021-DNA1, Class B2,
(SOFR 30A + 4.750%),
4.83%,
01/25/51
(b)(c) ........ 4,030,400
1,363,132 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2017-
DNA1, Class B2,
(1 mo. LIBOR US + 10.000%),
10.13%,
07/25/29
(c) ......... 1,409,741
3,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
DNA1, Class B1,
(1 mo. LIBOR US + 3.150%),
3.28%,
07/25/30
(c) .......... 2,984,985

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
Principal
Amount Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 948,796 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2018-
SPI2, Class M2,
3.81%,
05/25/48
(b)(d) ....... $ 953,394
4,000,000 Freddie Mac Structured Agency Credit
Risk Debt Notes, Series 2020-
HQA5, Class B1,
(SOFR 30A + 4.000%),
4.08%,
11/25/50
(b)(c) ........ 4,153,617
Total U.S. Government Sponsored Agency Mortgage-
Backed Securities
(Cost $24,864,366)
25,867,577
U.S. GOVERNMENT SECURITIES — 19.3%
U.S. Treasury Bonds — 17.7%
25,565,000 3.63%,
08/15/43
................ 34,780,383
38,170,000 3.63%,
02/15/44
................ 52,033,463
40,550,000 3.13%,
08/15/44
................ 51,400,293
29,700,000 3.00%,
02/15/47
................ 37,203,891
29,535,000 2.75%,
08/15/47
................ 35,438,539
32,500,000 3.00%,
08/15/48
................ 40,908,105
41,800,000 3.38%,
11/15/48
................ 56,225,898
27,925,000 3.00%,
02/15/49
................ 35,238,950
30,930,000 2.88%,
05/15/49
................ 38,202,175
47,420,000 1.25%,
05/15/50
................ 40,855,294
422,286,991
U.S. Treasury Notes — 1.6%
30,150,000 3.38%,
05/15/44
................ 39,664,916
Total U.S. Government Securities
(Cost $487,942,068)
461,951,907
Shares Value
CASH SWEEP — 13.5%
UNITED STATES — 13.5%
323,822,183 Citibank - US Dollars on Deposit in
Custody Account, 0.03%(f) ... $ 323,822,183
Total Cash Sweep
(Cost $323,822,183)
323,822,183
TOTAL INVESTMENTS — 100.2%
(Cost $2,374,611,355)
$ 2,395,965,593
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.2)%
(5,662,473)
NET ASSETS — 100.0%
$ 2,390,303,120
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $72,106,958 which is 3.02% of net assets and the cost is $72,176,943.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The aggregate value is $674,684,521, which is 28.23% of net assets.
These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (c) below.
(c) Floating rate security. Rate shown is the rate in effect as of January
31, 2021.
(d) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2021.
(e) Zero coupon bond. The rate represents the yield at time of purchase.
(f) The rate shown represents the current yield as of January 31, 2021.
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total Return Swaps
Total return swap with Barclays Barclays Bank PLC 11/02/2021 100,000 $ 5,564 $ – $ 5,564
Bank PLC receiving total return of
the Barclays US Mortgage Backed
Securities Index over the initial level
of 2,317.85 and paying a (3 mo.
LIBOR USD + 0.65%) 0.884%, with
quarterly payments until expiration
date

Old Westbury Funds, Inc.
Credit Income Fund
Portfolio of Investments
- (Continued)

January 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Reference Entity Counterparty
Payment/
Expiration Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Total Return Swaps
Total return swap with Barclays Barclays Bank PLC 12/02/2021 100,000 $ 151,164 $ (62,775) $ 213,939
Bank PLC receiving total return of
the Barclays US Mortgage Backed
Securities Index over the initial level
of 2,317.97 and paying a (3 mo.
LIBOR USD + 0.65%) 0.884%, with
quarterly payments until expiration
date
Total return swap with Barclays Barclays Bank PLC 01/31/2022 80,000 31,452 3,634 27,818
Bank PLC receiving total return of
the Barclays US Mortgage Backed
Securities Index over the initial level
of 2,321.93 and paying a (3 mo.
LIBOR USD + 0.65%) 0.901%, with
quarterly payments until expiration
date,
Total Total Return Swaps $ 247,321
CLO — Collateralized Loan Obligation
CVR — Contingent Value Right
ETF — Exchange -Traded Fund
LIBOR — London Interbank Offered Rate
PIK — Payment In Kind
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
SPDR — Standard & Poor's Depositary Receipt
STEP — Step Coupon Bond
USD — U.S. Dollar
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Asset-Backed Securities ......................... 24.4%
Bank Loans ................................. 0.1
Collateralized Mortgage Obligations ............... 15.0
Commercial Mortgage-Backed Securities ............ 2.1
Corporate Bonds ............................. 8.6
U.S. Government Agencies and Securities ........... 19.3
Other
*
...................................... 30.5
100.0%
* Includes cash and equivalents, exchange traded funds, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.